UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:   March 31
Date of reporting period:   March 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO

ANNUAL REPORT | MARCH 31, 2005

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Given the strength of the economy and surging energy prices, the Federal Reserve Board (“Fed”)[i] raised the fed funds target rateii seven times during the fiscal year in an attempt to ward off inflation.

Since bond prices decline when interest rates rise, this is generally troublesome for longer-term fixed-income securities. However, this market environment can be a positive for short-term instruments such as money market securities. Rising rates result in higher levels of income offered by new short-term securities. Throughout the one-year period, money market yields rose as these securities closely tracked the rising fed funds target rate.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

1 Smith Barney Muni Funds | 2005 Annual Report

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 3, 2005

2 Smith Barney Muni Funds | 2005 Annual Report

MANAGER OVERVIEW

Performance Review

As of March 31, 2005, the seven-day current yield for Class A shares of the Smith Barney Muni Funds — California Money Market Portfolio was 1.52% and its seven-day effective yield, which reflects compounding, was 1.53%.[1]

JOSEPH P. DEANE Vice President and Investment Officer	JULIE P. CALLAHAN,CFA Vice President and Investment Officer

SMITH BARNEY MUNI FUNDS — CALIFORNIA MONEY MARKET PORTFOLIO YIELDS AS OF MARCH 31, 2005 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A Share	1.52%	1.53%
Class Y Share	1.65%	1.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Yields will fluctuate and may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.
3 Smith Barney Muni Funds | 2005 Annual Report

Market Review

The U.S. economy was surprisingly resilient during the one year period ended March 31, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)iii growth was a robust 4.0% in the third quarter and 3.8% in the fourth quarter. On April 28, after the reporting period ended, first quarter 2005 GDP growth estimate came in at 3.1%.

Given the overall strength of the economy, the Fed moved to raise interest rates to head off inflation. As expected, the Fed increased its target for the federal funds rate by 0.25% to 1.25% on June 30, 2004 — the first rate hike in four years. The Fed again raised rates in 0.25% increments during its next six meetings, bringing the target for the federal funds rate from 1.00% to 2.75% by the end of March. The Fed raised its target rate by an additional 0.25% to 3.00% at its May meeting, after the Fund’s reporting period.

For much of the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this changed late in the period, coinciding with the Fed’s official statement accompanying its March rate hike. While the Fed continued to say it expected to raise rates at a “measured” pace, it made several adjustments to its statement, which some investors interpreted to mean larger rate hikes could be possible in the future. This subsequently caused longer-term interest rates to rise sharply.

Municipal money market yields rose during the fiscal year as a whole. This trend began in the second quarter of 2004, in anticipation of the first Fed rate increase. Monetary policy was viewed as being accommodative and the Fed was seen as needing to shift to a less stimulative stance.

Investment Approach

During the period, the Fund included a significant amount of municipal obligations backed by school districts and revenue bonds. Revenue bonds are issued to finance public works such as tunnels, sewer systems and bridges, and the issuers’ finances are supported directly by the operations of these systems. The Fund maintained a diversified mix of securities that included commercial paper, fixed-income notes and variable-rate demand notes.

Given the current rate environment and expectations that interest rates will continue to rise, we are maintaining a cautious maturity stance in the municipal money market portfolio. While no one can say with any certainty where interest rates will head, as of the period’s close, we felt this strategy was prudent considering the close proximity of yields on shorter- and longer-term money market instruments given the recent economic environment.

4 Smith Barney Muni Funds | 2005 Annual Report

Thank you for your investment in the Smith Barney Muni Funds — California Money Market Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Joseph P. Deane Vice President and Chief Executive Officer	Julie P. Callahan, CFA Vice President and Investment Officer

May 3, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the federal Alternative Minimum Tax (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[i]	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
5 Smith Barney Muni Funds | 2005 Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

6 Smith Barney Muni Funds | 2005 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2004 and held for the six months ended March 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	0.59%	$1,000.00	$1,005.90	0.59%	$2.95

Class Y	0.64	1,000.00	1,006.40	0.47	2.35

(1)	For the six months ended March 31, 2005.
(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7 Smith Barney Muni Funds | 2005 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charge (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97

Class Y	5.00	1,000.00	1,022.59	0.47	2.37

(1)	For the six months ended March 31, 2005.
(2)

Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Education — 10.6%
$14,800,000	VMIG 1*	ABAG Finance Authority for Nonprofit Corp.
		Valley Christian Schools 2.28% VRDO	$14,800,000
		Alameda Contra Costa Schools Finance Authority
		Capital Improvements Financing Project COP:
4,780,000	A-1+	Series D 2.30% VRDO	4,780,000
1,540,000	A-1+	Series E 2.30% VRDO	1,540,000
13,690,000	A-1+	Series L 2.30% VRDO	13,690,000
2,160,000	VMIG 1*	Alvord USD Finance Corp. COP 2.33% VRDO	2,160,000
2,900,000	VMIG 1*	California EFA St. Mary’s College of California Series B
		2.28% VRDO	2,900,000
62,140,000	SP-1+	California Schools Cash Reserve Program Series A
		3.00% due 7/6/05	62,362,291
35,212,000	A-1+	California State University Series A 2.04% due 5/9/05 TECP	35,212,000
4,150,000	VMIG 1*	California Statewide Communities Development Authority
		Revenue Concordia University Project Series A
		2.31% VRDO	4,150,000
2,270,000	A-1	Carlsbad USD School Facility Bridge Funding Program
		FSA-Insured 2.23% VRDO	2,270,000
15,000,000	A-1+	Hesperia USD COP Interim School Funding Program
		FSA-Insured 2.27% VRDO	15,000,000
1,000,000	VMIG 1*	Irvine USD Community Facilities District 03 2.28% VRDO	1,000,000
9,485,000	VMIG 1*	Long Beach USD Capital Improvement Project
		AMBAC-Insured 2.28% VRDO	9,485,000
1,000,000	A-1	Paramount USD School Facility Bridge Funding Program
		2.23% VRDO	1,000,000
2,600,000	A-1	Riverside USD COP School Facility Bridge Refinancing
		Program FSA-Insured 2.23% VRDO	2,600,000
3,195,000	A-1	San Gabriel USD COP School Facilities Funding Program
		FSA-Insured 2.23% VRDO	3,195,000
20,000,000	A-1+	San Mateo USD School Facility Bridge Funding FSA-Insured
		2.23% VRDO	20,000,000
5,980,000	VMIG 1*	Santa Ana USD COP 2.24% VRDO	5,980,000
19,400,000	VMIG 1*	Santa Maria Joint UHSD COP Series A 2.28% VRDO	19,400,000
1,930,000	A-1	Southern Kern USD COP Building Program Series A
		FSA-Insured 2.23% VRDO	1,930,000
		University of California Board of Regents Series A TECP:
30,000,000	A-1+	1.80% due 4/1/05	30,000,000
10,400,000	A-1+	1.95% due 4/4/05	10,400,000
10,000,000	A-1+	2.02% due 6/7/05	10,000,000
6,150,000	VMIG 1*	Val Verde USD COP Series A 2.28% VRDO	6,150,000
2,400,000	A-1	William S. Hart UHSD COP School Facility Bridge Funding
		Program FSA-Insured 2.23% VRDO	2,400,000

			282,404,291

See Notes to Financial Statements. 9 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Finance — 7.5%
$1,060,000	SP-1+	California Community College Finance Authority Series A
		FSA-Insured 3.00% due 6/30/05	$1,062,411
23,800,000	A-1+	California Infrastructure & Economic Development Bank
		ISO Series A AMBAC-Insured 2.28% VRDO	23,800,000
		California State Economic Recovery Bonds:
15,000,000	A-1+	Series C-10 2.27% VRDO	15,000,000
1,960,000	A-1+	Series C-15 FSA-Insured 2.29% VRDO	1,960,000
		XLCA-Insured:
49,600,000	A-1+	Series C-14 2.23% VRDO	49,600,000
23,000,000	A-1+	Series C-17 2.28% VRDO	23,000,000
10,525,000	A-1+	Series C-18 2.23% VRDO	10,525,000
		Los Angeles Capital Asset Lease Corp. TECP:
19,300,000	A-1+	1.93% due 4/6/05	19,300,000
17,500,000	A-1+	2.06% due 5/3/05	17,500,000
9,800,000	A-1+	2.02% due 6/1/05	9,800,000
2,765,000	VMIG 1*	Puerto Rico PFC Series 522X MBIA-Insured PART
		2.30% VRDO	2,765,000
17,565,000	A-1+	Santa Clara Finance Authority Lease Project B
		2.24% VRDO	17,565,000
9,640,000	A-1	Vallejo Capital Improvements Project 2.33% VRDO	9,640,000

			201,517,411

General Obligation — 11.2%
		California State GO:
		MSTC PART:
3,700,000	A-1+	Series SGA 7 FSA-Insured 2.26% VRDO	3,700,000
1,400,000	A-1+	Series SGA 119 FGIC-Insured 2.30% VRDO	1,400,000
25,000,000	A-1+	Series C-2 2.23% VRDO	25,000,000
11,000,000	A-1+	Series C-4 2.28% VRDO	11,000,000
58,495,000	SP-1	California State RAN Series A 3.00% due 6/30/05	58,649,886
7,000,000	SP-1+	Contra Costa County Board of Education
		TRAN 3.00% due 6/30/05	7,023,088
		Los Angeles County GO:
9,285,000	A-1	MSTC Series 9004 FGIC-Insured PART 2.27% VRDO	9,285,000
15,375,000	SP-1+	TRAN Series A 3.00% due 6/30/05	15,411,547
		Los Angeles USD PART FGIC-Insured:
1,100,000	A-1	MSTC Series 2001-135 2.30% VRDO	1,100,000
3,600,000	A-1+	Putters Series 261Z 2.31% VRDO	3,600,000
12,470,000	VMIG 1*	Palo Alto USD MERLOT Series R FGIC-Insured
		PART 2.32% VRDO	12,470,000

See Notes to Financial Statements. 10 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

General Obligation — 11.2% (continued)
		Puerto Rico Government Development Bank TECP:
$10,761,000	A-1	2.10% due 4/7/05	$10,761,000
15,864,000	A-1	1.95% due 5/12/05	15,864,000
10,000,000	A-1	1.95% due 5/13/05	10,000,000
21,030,000	A-1	2.05% due 5/19/05	21,030,000
6,823,000	A-1	2.00% due 5/23/05	6,823,000
13,171,000	A-1	2.08% due 6/9/05	13,171,000
50,000,000	SP-1+	Sacramento County TRAN Series A 3.00% due 7/11/05	50,157,602
22,565,000	A-1+	San Diego USD MSTC SGA-120 MBIA-Insured
		PART 2.26% VRDO	22,565,000

			299,011,123

Hospitals — 3.8%
5,000,000	A-1+	Antelope Valley Healthcare District Series A 2.28% VRDO	5,000,000
		California Health Facilities Finance Authority:
4,600,000	A-1+	Catholic Healthcare Series B MBIA-Insured 2.26% VRDO	4,600,000
15,075,532	A-1+	Sisters of Charity Health Systems 2.28% VRDO	15,075,532
15,740,000	A-1+	Southern California Presbyterian Homes MBIA-Insured
		2.28% VRDO	15,740,000
		California Statewide Communities Development Authority
		Revenue:
1,625,000	A-1+	House Ear Institute 2.29% VRDO	1,625,000
		Kaiser Permanente Health Systems TECP:
16,800,000	A-1	1.95% due 4/7/05	16,800,000
14,000,000	A-1	2.10% due 7/14/05	14,000,000
5,000,000	VMIG 1*	MERLOT Series E FSA-Insured PART 2.32% VRDO	5,000,000
6,650,000	A	Long Beach Health Facilities Revenue Memorial Health
		Services Series 91 2.25% VRDO	6,650,000
16,800,000	A-1+	Torrance Hospital Authority Little Co. of Mary Hospital
		2.28% VRDO	16,800,000

			101,290,532

Housing: Multi-Family — 14.1%
6,180,000	A-1+	Anaheim Housing Authority MFH Park Vista Apartments
		FHLMC 2.35% VRDO AMT	6,180,000
		California HFA MFH:
		FNMA:
3,000,000	A-1+	Series C 2.35% VRDO AMT	3,000,000
4,965,000	A-1+	Series E 2.32% VRDO AMT	4,965,000
1,100,000	A-1+	Series F 2.30% VRDO	1,100,000
2,745,000	A-1+	Series G 2.32% VRDO AMT	2,745,000
10,000,000	A-1+	Series C 2.35% VRDO AMT	10,000,000
1,781,000	VMIG 1*	California State Department of Veterans Affairs Clipper
		Tax Exempt Trust Series 98-9 AMBAC-Insured PART
		2.38% VRDO AMT	1,781,000

See Notes to Financial Statements. 11 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Housing: Multi-Family — 14.1% (continued)
		California Statewide Communities Development
		Authority Revenue MFH FNMA:
$3,415,000	A-1+	Breezewood Apartments Series F-1 2.34% VRDO AMT	$3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project 2.34% VRDO AMT	5,665,000
6,955,000	A-1+	Corona MFH Housing Country Hills Project Series B
		FHLMC 2.26% VRDO	6,955,000
5,000,000	A-1+	Covina RDA MFH Shadowhills Apartments Series-A FNMA
		2.26% VRDO	5,000,000
9,500,000	A-1+	Escondido MFH Via Roble Apartments Series A FNMA
		2.34% VRDO AMT	9,500,000
1,350,000	VMIG 1*	Hayward MFH Tennyson Gardens Apartments Series A
		2.31% VRDO AMT	1,350,000
1,750,000	A-1+	Livermore MFH Diablo Vista Apartments FNMA
		2.33% VRDO	1,750,000
		Los Angeles Community RDA MFH Security:
4,900,000	A-1+	Building Project Series A FNMA 2.28% VRDO AMT	4,900,000
10,311,000	VMIG 1*	Promenade Towers Project FHLMC 2.29% VRDO	10,311,000
		Los Angeles County Housing Authority MFH:
3,000,000	VMIG 1*	Canyon Country Villas Project Series H FHLMC
		2.28% VRDO	3,000,000
20,000,000	VMIG 1*	Channel Gateway Apartments Series B FHLMC
		2.33% VRDO AMT	20,000,000
8,250,000	A-1+	Malibu Meadows II-C FNMA 2.30% VRDO	8,250,000
4,300,000	A-1+	Sand Canyon Series F FHLMC 2.28% VRDO	4,300,000
5,994,000	VMIG 1*	Studio Colony Series C 2.27% VRDO	5,994,000
20,500,000	A-1+	Milpitas MFH Crossing at Montague Series A
		FNMA 2.34% VRDO AMT	20,500,000
		Orange County Apartment Development:
		FHLMC:
13,200,000	VMIG 1*	Capistrano Pointe Series A 2.30% VRDO	13,200,000
16,500,000	VMIG 1*	Foothill Oaks Apartments 2.34% VRDO AMT	16,500,000
		FNMA:
5,275,000	A-1+	Alicia Apartments Series A 2.38% VRDO AMT	5,275,000
23,500,000	A-1+	Ladera Apartments Series 2-B 2.34% VRDO AMT	23,500,000
		WLCO LF Partners Issue G:
14,400,000	A-1+	Series 2 2.30% VRDO	14,400,000
7,100,000	A-1+	Series 3 2.30% VRDO	7,100,000
13,100,000	A-1+	Orange County Housing Authority Oasis Martinique
		Project FNMA 2.27% VRDO	13,100,000
9,500,000	A-1+	Pasadena Community Development Commission MFH
		Holly Street Apartments Series A FNMA
		2.28% VRDO AMT	9,500,000
15,780,000	VMIG 1*	Richmond RDA MFH Summit Hilltop Series A FNMA
		2.30% VRDO	15,780,000

See Notes to Financial Statements. 12 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Housing: Multi-Family — 14.1% (continued)
$5,800,000	A-1+	Rohnert Park MFH Crossbrook Apartments Series A
		FNMA 2.30% VRDO	$5,800,000
		Sacramento County Housing Authority MFH FNMA:
6,000,000	A-1+	Ashford Series D 2.30% VRDO	6,000,000
4,100,000	A-1+	Bent Tree Apartments Series A 2.26% VRDO	4,100,000
6,000,000	A-1+	River Apartments 2.30% VRDO	6,000,000
5,000,000	A-1+	Stone Creek Apartments 2.30% VRDO	5,000,000
7,900,000	A-1+	Stonebridge Apartments Series D 2.23% VRDO	7,900,000
		San Francisco City & County RDA MFH:
		Fillmore Center:
10,600,000	A-1+	Series A-1 2.29% VRDO	10,600,000
9,600,000	A-1+	Series A-2 2.29% VRDO	9,600,000
5,750,000	A-1+	Series B-2 2.30% VRDO AMT	5,750,000
		San Jose MFH:
7,000,000	A-1+	Cinnabar Commons Series C 2.28% VRDO AMT	7,000,000
9,580,000	VMIG 1*	Fairway Glen Series A FNMA 2.29% VRDO	9,580,000
4,900,000	VMIG 1*	Foxchase Series B FNMA 2.29% VRDO	4,900,000
16,050,000	VMIG 1*	Kimberly Woods Apartments Series A FHLMC
		2.30% VRDO	16,050,000
3,400,000	A-1+	San Leandro MFH Parkside Series A FNMA 2.23% VRDO	3,400,000
7,200,000	A-1+	Santa Cruz County Housing Authority MFH Paloma
		Apartments Series A 2.30% VRDO	7,200,000
7,800,000	VMIG 1*	Simi Valley MFH Shadowridge Apartments FHLMC
		2.35% VRDO	7,800,000
1,000,000	A-1	Stockon MFH Mariners Pointe Association Series A
		2.30% VRDO	1,000,000

			376,696,000

Housing: Single-Family — 7.8%
		California Cities Home Ownership Authority Lease
		Purchase Program:
35,800,000	A-1+	Series A 2.34% VRDO	35,800,000
5,650,000	A-1+	Series B 2.34% VRDO	5,650,000
		California HFA SFH Home Mortgage:
15,000,000	A-1+	Series B 2.375% due 7/1/05 AMT	15,000,000
20,265,000	A-1+	Series D FSA-Insured 2.30% VRDO AMT	20,265,000
5,000,000	A-1+	Series K 2.32% VRDO AMT	5,000,000
2,260,000	A-1+	Series Q 2.32% VRDO AMT	2,260,000
19,300,000	A-1	Series U MBIA-Insured 2.30% VRDO AMT	19,300,000
		California State Department of Veterans Affairs Home
		Purchase Revenue:
25,000,000	VMIG 1*	Series A 2.23% VRDO	25,000,000
3,680,000	A-1	MSTC Series 1998-47 AMBAC-Insured PART
		2.26% VRDO AMT (b)	3,680,000

See Notes to Financial Statements. 13 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Housing: Single-Family — 7.8% (continued)
$17,175,000	A-1+	Riverside-San Bernardino HFA Lease Pass-Through
		Obligation Series A 2.29% VRDO	$17,175,000
56,445,000	A-1+	San Diego HFA 2.34% VRDO	56,445,000
2,500,000	A-1+	Upland Apartment Development Mountain Springs
		Series 1998A FNMA 2.30% VRDO	2,500,000

			208,075,000

Industrial Development — 1.9%
		California Infrastructure & Economic Development Bank:
4,000,000	F-1+**	IDR River Ranch 2.33% VRDO AMT	4,000,000
900,000	A-1+	ISO Series B MBIA-Insured 2.28% VRDO	900,000
2,400,000	A-1+	Roller Bearing of America 2.55% VRDO AMT	2,400,000
		California Statewide Communities Development Authority:
2,400,000	A-1+	A&B Die Casting Corp. Series A 2.35% VRDO AMT	2,400,000
4,000,000	A-1+	Aegis Assisted Living Properties Series Y FNMA
		2.34% VRDO AMT	4,000,000
33,630,000	AA	Puerto Rico Industrial Tourist Educational Medical &
		Environmental Control Authority Abbott Laboratories
		Project 2.55% due 3/1/06	33,630,000
		Riverside County IDA:
3,000,000	A-1+	Aluminum Body Corp. Project 2.33% VRDO AMT	3,000,000
1,900,000	NR†	Rockwin Corp. Series II 2.35% VRDO AMT	1,900,000

			52,230,000

Life Care Systems — 0.2%
6,070,000	VMIG 1*	ABAG Finance Authority for Nonprofit Corp. Pathways
		Home Health Hospice 2.28% VRDO	6,070,000

Miscellaneous — 3.2%
7,000,000	A-1+	ABAG Finance Authority for Nonprofit Corp.
		Lease Pass-Through Obligation Series A 2.34% VRDO	7,000,000
		California Infrastructure & Economic Development Bank:
10,000,000	A-1+	Academy of Motion Pictures AMBAC-Insured
		2.30% VRDO	10,000,000
10,000,000	A-1+	Buck Institute for Age Research 2.24% VRDO	10,000,000
		California Statewide Communities Development
		Authority Revenue:
1,555,000	VMIG 1*	Nonprofit’s Insurance Alliance 2.27% VRDO	1,555,000
2,900,000	VMIG 1*	North Peninsula Jewish Community Center
		2.28% VRDO	2,900,000
30,000,000	SP-1+	TRAN Series A-1 3.00% due 6/30/05	30,102,660
6,000,000	VMIG 1*	Irvine Improvement Board Assessment District 85-7
		FSA-Insured 2.28% VRDO	6,000,000
3,000,000	VMIG 1*	Oakland MERLOT Series M AMBAC-Insured PART
		2.32% VRDO	3,000,000

See Notes to Financial Statements. 14 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Miscellaneous — 3.2% (continued)
$600,000	A-1	Orange County Improvement District 88-1 2.28% VRDO	$600,000
5,580,000	VMIG 1*	Pasadena COP Rose Bowl Improvement Project Series 96
		2.30% VRDO	5,580,000
7,200,000	VMIG 1*	San Bernardino County COP Capital Improvement Project
		2.23% VRDO	7,200,000
2,310,000	A-1	Westminster COP Civic Center Refunding Program Series B
		AMBAC-Insured 2.27% VRDO	2,310,000

			86,247,660

Pollution Control — 0.4%
		California PCFA PCR:
7,800,000	A-1+	Santa Clara Valley Disposal Co. Series A
		2.28% VRDO AMT	7,800,000
2,900,000	A-1+	Wadham Energy Series B 2.25% VRDO AMT	2,900,000

			10,700,000

Public Facilities — 5.8%
4,600,000	VMIG 1*	Escondido Community Development Commission COP
		2.33% VRDO AMT	4,600,000
3,400,000	VMIG 1*	Kern County COP Kern Public Facilities Project Series D
		2.23% VRDO	3,400,000
		Oakland Alameda County Coliseum Project:
5,813,000	A-1+	Series C-1 2.27% VRDO	5,813,000
37,400,000	A-1+	Series C-2 2.24% VRDO	37,400,000
18,410,000	A-1+	Oakland COP Capital Equipment Project 2.28% VRDO	18,410,000
2,200,000	A-1	Redwood City PFA COP City Hall Project 2.27% VRDO	2,200,000
1,400,000	VMIG 1*	Riverside County Community Facilities District Special Tax
		No. 89-1 2.27% VRDO	1,400,000
4,300,000	A-1+	Sacramento County COP Administration Center &
		Courthouse Project 2.27% VRDO	4,300,000
16,940,000	A-1	Sacramento Finance Authority Lease Revenue MSTC
		Series 2025 AMBAC-Insured PART 2.27% VRDO (b)	16,940,000
9,865,000	A-1	San Francisco Building Authority Civic Center MSTC 9006
		AMBAC-Insured PART 2.27% VRDO AMT (b)	9,865,000
21,850,000	A-1+	San Francisco Finance Lease Revenue Moscone Center
		Project AMBAC-Insured 2.28% VRDO	21,850,000
11,090,000	A-1	South Orange County PFA MSTC Series 2030 FSA-Insured
		PART 2.27% VRDO (b)	11,090,000
13,400,000	F-1+**	Stanislaus County Capital Improvements Financing
		Authority Central Valley Center For the Arts
		2.28% VRDO	13,400,000
5,000,000	A-1+	Temecula PFA Community Facilities District Harveston
		Series A 2.27% VRDO	5,000,000

			155,668,000

See Notes to Financial Statements. 15 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Solid Waste — 2.6%
		California PCFA:
$3,855,000	F-1+**	Alameda County Industrial Project Series A
		2.36% VRDO AMT	$3,855,000
4,010,000	F-1+**	Athens Disposal Inc. Project Series A 2.36% VRDO AMT	4,010,000
4,820,000	F-1+**	Athens Services Project 2.36% VRDO AMT	4,820,000
1,520,000	F-1+**	BLT Enterprises Series 99A 2.36% VRDO AMT	1,520,000
4,335,000	F-1+**	Blue Line Transfer Project 2.36% VRDO AMT	4,335,000
2,430,000	F-1+**	Blue Line Transfer Project A 2.36% VRDO AMT	2,430,000
12,845,000	F-1+**	Edco Disposal Corp. 2.36% VRDO AMT	12,845,000
1,975,000	F-1+**	Garaventa Enterprises Inc. 2.36% VRDO AMT	1,975,000
8,735,000	A-1+	Norcal Waste Systems Inc. 2.36% VRDO AMT	8,735,000
2,000,000	A-1+	Norcal Waste Systems Inc. Project A 2.36% VRDO AMT	2,000,000
1,070,000	A-1+	PCR Santa Clara Valley Disposal Co. Series A
		2.33% VRDO AMT	1,070,000
305,000	F-1+**	Sonoma Compost Co. Project Series A 2.36%
		VRDO AMT	305,000
1,300,000	F-1+**	South County Sanitary Services Series 1999A
		2.36% VRDO AMT	1,300,000
2,995,000	F-1+**	Willits Project Series A 2.36% VRDO AMT	2,995,000
16,770,000	A-1+	Stanislaus Waste-to-Energy Financing Agency Solid Waste
		Facilities Ogden Martin Corp. MBIA-Insured
		2.27% VRDO	16,770,000

			68,965,000

TaxAllocation —0.3%
8,585,000	A-1+	Westminster RDA TAR Project 1 AMBAC-Insured
		2.27% VRDO	8,585,000

Transportation—7.5%
40,000,000	A-1+	Bay Area Toll Authority Toll Bridge Revenue San Francisco
		Bay Area AMBAC-Insured Series C 2.27% VRDO	40,000,000
		Los Angeles County MTA Sales Tax Revenue:
2,875,000	VMIG 1*	Series 837 AMBAC-Insured PART 2.30% VRDO	2,875,000
14,995,000	A-1+	Series A MBIA-Insured 2.23% VRDO	14,995,000
14,024,000	A-1	Sub-Series 2 1.95% due 4/8/05 TECP	14,024,000
11,375,000	A-1	Los Angeles Harbor Department Series B 2.10% due 6/2/05
		TECP AMT	11,375,000
19,675,000	VMIG 1*	Port of Oakland Munitops Series 2000-5 FGIC-Insured
		PART 2.34% VRDO AMT (b)	19,675,000
17,500,000	A-1+	Port of Oakland Series E 2.01% due 6/2/05 TECP	17,500,000
4,660,000	NR†	Puerto Rico Commonwealth Highway & Transportation
		Authority FSA-Insured 2.28% VRDO	4,660,000
41,340,000	VMIG 1*	San Francisco City & County Airport Commission Munitops
		Series 2000-9 FGIC-Insured PART 2.35% VRDO AMT	41,340,000

See Notes to Financial Statements. 16 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Transportation — 7.5% (continued)
$6,100,000	A-1+	San Gabriel Valley Council of Government Alameda
		Corridor East Construction Project 2.02%
		due 5/2/05 TECP	$6,100,000
		San Joaquin Transportation Authority TECP:
4,000,000	A-1+	2.10% due 6/1/05	4,000,000
24,800,000	A-1+	2.02% due 6/6/05	24,800,000

			201,344,000

Utilities— 12.9%
		California Infrastructure & EDB ISO MBIA-Insured:
38,100,000	A-1+	Series A 2.28% VRDO	38,100,000
7,200,000	A-1+	Series C 2.25% VRDO	7,200,000
		California State Department of Water Resources Power
		Supply Revenue:
42,315,000	A-1+	Series C-2 2.28% VRDO	42,315,000
22,600,000	A-1+	Series C-11 2.23% VRDO	22,600,000
2,250,000	A-1+	Series C-12 2.23% VRDO	2,250,000
11,630,000	A-1+	Series C-14 2.23% VRDO	11,630,000
		Los Angeles Department of Water & Power:
9,200,000	A-1+	Series B-1 2.28% VRDO	9,200,000
30,500,000	A-1+	Series B-5 2.28% VRDO	30,500,000
18,200,000	A-1+	Series B-7 2.28% VRDO	18,200,000
21,200,000	A-1+	Sub-Series A-5 2.23% VRDO	21,200,000
		MSR Public Power Agency San Juan Project:
9,350,000	A-1+	Series B AMBAC-Insured 2.23% VRDO	9,350,000
30,600,000	A-1+	Series E MBIA-Insured 2.23% VRDO	30,600,000
7,200,000	A-1+	Northern California Power Agency Hydroelectric No. 1
		MBIA-Insured 2.23% VRDO	7,200,000
1,500,000	A-1+	Puerto Rico Electric Power Authority Series SGA-43
		MBIA-Insured PART 2.23% VRDO	1,500,000
23,145,000	A-1+	Roseville Electric System Revenue COP FSA-Insured
		2.23% VRDO	23,145,000
11,835,000	VMIG 1*	Sacramento MUD Munitops Series 03-17 MBIA-Insured
		PART 2.31% VRDO	11,835,000
8,000,000	A-1+	San Francisco Public Utilities Commission
		2.00% due 5/5/05 TECP	8,000,000
		Southern California Public Power Authority Transmission
		Project FSA-Insured:
25,150,000	A-1+	Series A 2.23% VRDO	25,150,000
23,725,000	A-1+	Series B 2.23% VRDO	23,725,000

			343,700,000

See Notes to Financial Statements. 17 Smith Barney Muni Funds | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Water & Sewer — 10.4%
$8,115,000	A-1+	Dublin San Ramon Services District Sewer Revenue COP
		MBIA-Insured 2.24% VRDO	$8,115,000
7,475,000	A-1+	Eastern Municipal Water District Water & Sewer Revenue
		Series B FGIC-Insured 2.23% VRDO	7,475,000
36,200,000	VMIG 1*	Elsinore Valley Municipal Water District COP Series A
		FGIC-Insured 2.23% VRDO	36,200,000
2,650,000	A-1+	Fresno Sewer Revenue Series A FGIC-Insured
		2.23% VRDO	2,650,000
15,945,000	VMIG 1*	Los Angeles County Sanitation District Finance Authority
		Series 826 FSA-Insured PART 2.30% VRDO	15,945,000
		Los Angeles Waste Water System:
9,897,500	NR†	Series 318 FGIC-Insured PART 2.30% VRDO	9,897,500
17,875,000	A-1+	Series A2 1.90% due 4/7/05 TECP	17,875,000
8,000,000	A-1+	Sub-Series A FGIC-Insured 2.15% due 12/15/05	8,000,000
15,000,000	A-1+	Sub-Series B FGIC-Insured 2.15% due 12/15/05	15,000,000
8,000,000	A-1+	Manteca Finance Authority Water Revenue MSTC SGA 147
		MBIA-Insured PART 2.26% VRDO	8,000,000
		Metropolitan Water District of Southern California:
6,900,000	A-1	Series 01-113 MSTC FGIC-Insured PART 2.26% VRDO (b)	6,900,000
21,300,000	A-1+	Series A 2.28% VRDO	21,300,000
1,100,000	A-1+	Series B-1 2.23% VRDO	1,100,000
17,300,000	A-1+	Series B-2 2.23% VRDO	17,300,000
6,000,000	A-1+	Series B-2 2.23% VRDO	6,000,000
8,190,000	A-1+	Series C 2.24% VRDO	8,190,000
56,600,000	A-1+	Series C-2 2.23% VRDO	56,600,000
		San Diego County Water Authority:
11,000,000	VMIG 1*	Munitops Series 98-10 FGIC-Insured PART 2.30% VRDO	11,000,000
5,000,000	A-1+	Series 1 2.03% due 6/9/05 TECP	5,000,000
15,400,000	VMIG 1*	South Placer Waste Water Authority Series B FGIC-Insured
		2.25% VRDO	15,400,000

			277,947,500

		TOTAL INVESTMENTS — 100.2%
		(Cost — $2,680,451,517***)	2,680,451,517
		Liabilities in Excess of Other Assets — (0.2%)	(6,546,376)

		TOTAL NET ASSETS — 100.0%	$2,673,905,141

(a)
All ratings are by Standard & Poor’s Ratings Service (“Standard & Poor’s”), except for those identified by an asterisk (*) which are rated by Moody’s Investor Service (”Moody’s”), and those identified by a double asterisk (**) are rated by Fitch Ratings (“Fitch”).

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.

†
Security has not been rated by either Standard & Poor’s, Moody’s or Fitch. However, the Board of Trustees has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letters of credit.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 19 and 20 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements. 18 Smith Barney Muni Funds | 2005 Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)  — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each “Aa” rating, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—
Bonds rated “Aaa” by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa	—
Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short-Term Security Ratings (unaudited)

SP-1	—
Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2	—	Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

A-1	—
Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1	—	Moody’s highest rate for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating

F-1	—
Fitch Ratings (“Fitch”) highest rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.
19 Smith Barney Muni Funds | 2005 Annual Report

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area	ISD	—	Independent School District
		Governments	ISO	—	Independent System Operator
ACA	—	American Capital Insurance	LOC	—	Letter of Credit
AIG	—	American International	MBIA	—	Municipal Bond Investors
		Guaranty			Assurance Corporation
AMBAC	—	Ambac Assurance Corporation	MERLOT	—	Municipal Exempt Receipts
AMT	—	Alternative Minimum Tax			Liquidity Optional Tender
BAN	—	Bond Anticipation Notes	MFH	—	Multi-Family Housing
BIG	—	Bond Investors Guaranty	MSTC	—	Municipal Securities Trust
CDA	—	Community Development			Certificates
		Authority	MUD	—	Municipal Utilities District
CGIC	—	Capital Guaranty Insurance	MVRICS	—	Municipal Variable Rate
		Company			Inverse Coupon Security
CHFCLI	—	California Health Facility	PART	—	Partnership Structure
		Construction Loan Insurance	PCFA	—	Pollution Control Finance
CONNIE	—	College Construction Loan			Authority
LEE		Insurance Association	PCR	—	Pollution Control Revenue
COP	—	Certificate of Participation	PFA	—	Public Financing Authority
CSD	—	Central School District	PFC	—	Public Finance Corporation
CTFS	—	Certificates	PSFG	—	Permanent School Fund
DFA	—	Development Finance Agency			Guaranty
EDA	—	Economic Development	Q-SBLF	—	Qualified School Board Loan
		Authority			Fund
EFA	—	Educational Facilities Authority	Radian	—	Radian Asset Assurance
ETM	—	Escrowed To Maturity	RAN	—	Revenue Anticipation Notes
FGIC	—	Financial Guaranty Insurance	RAW	—	Revenue Anticipation Warrants
		Company	RDA	—	Redevelopment Agency
FHA	—	Federal Housing Administration	RIBS	—	Residual Interest Bonds
FHLMC	—	Federal Home Loan Mortgage	RITES	—	Residual Interest Tax-Exempt
		Corporation			Securities
FLAIRS	—	Floating Adjustable Interest	SFH	—	Single-Family Housing
		Rate Securities	SPA	—	Standby Bond Purchase
FNMA	—	Federal National Mortgage			Agreements
		Association	SWAP	—	Swap Structure
FRTC	—	Floating Rate Trust Certificates	SYCC	—	Structural Yield Curve
FSA	—	Financial Security Assurance			Certificate
GIC	—	Guaranteed Investment	TAN	—	Tax Anticipation Notes
		Contract	TCRS	—	Transferable Custodial Receipts
GNMA	—	Government National	TECP	—	Tax Exempt Commercial Paper
		Mortgage Association	TFA	—	Transitional Finance Authority
GO	—	General Obligation	TOB	—	Tender Option Bond Structure
HDC	—	Housing Development	TRAN	—	Tax and Revenue Anticipation
		Corporation			Notes
HEFA	—	Health & Educational Facilities	UFSD	—	Unified Free School District
		Authority	UHSD	—	Unified High School District
HFA	—	Housing Finance Authority	USD	—	Unified School District
IBC	—	Insured Bond Certificates	VA	—	Veterans Administration
IDA	—	Industrial Development	VRDD	—	Variable Rate Daily Demand
		Authority	VRDO	—	Variable Rate Demand
IDB	—	Industrial Development Board			Obligation
IDR	—	Industrial Development	VRWE	—	Variable Rate Wednesday
		Revenue			Demand
IFA	—	Infrastructure Finance Agency	XLCA	—	XL Capital Assurance
INFLOS	—	Inverse Floaters

* Abbreviations may or may not appear in the schedule of investments.
20 Smith Barney Muni Funds | 2005 Annual Report

Statement of Assets and Liabilities	March 31, 2005

ASSETS:
Investments, at amortized cost	$2,680,451,517
Cash	349,753
Receivable for Fund shares sold	50,059,744
Receivable for securities sold	44,607,316
Interest receivable	10,245,722
Prepaid expenses	32,015
Other assets	33,793

Total Assets	2,785,779,860

LIABILITIES:
Payable for Fund shares reacquired	108,454,133
Dividends payable	2,029,153
Management fee payable	1,123,773
Distribution plan fees payable	81,338
Transfer agency service fees payable	68,519
Trustees’ fees payable	34,208
Accrued expenses	83,595

Total Liabilities	111,874,719

Total Net Assets	$2,673,905,141

NET ASSETS:
Par value of shares of beneficial interest (Note 5)	$2,673,825
Capital paid in excess of par value	2,671,231,316

Total Net Assets	$2,673,905,141

Shares Outstanding:
Class A	2,636,628,318

Class Y	37,196,192

Net Asset Value:
Class A (and redemption price)	$1.00

Class Y (and redemption price)	$1.00

See Notes to Financial Statements. 21 Smith Barney Muni Funds | 2005 Annual Report

Statement of Operations	For the Year Ended March 31, 2005

INVESTMENT INCOME:
Interest	$35,919,831

EXPENSES:
Management fee (Note 2)	11,141,871
Distribution plan fees (Notes 2 and 3)	2,392,273
Transfer agency service fees (Notes 2 and 3)	446,009
Custody	121,331
Shareholder communications (Note 3)	50,710
Audit and legal	48,874
Trustees’ fees	20,664
Registration fees	5,692
Other	28,555

Total Expenses	14,255,979
Less: Management fee waiver (Notes 2 and 7)	(153,658)

Net Expenses	14,102,321

Net Investment Income	21,817,510

Net Realized Gain From Investment Transactions (Note 1)	2,727

Increase in Net Assets From Operations	$21,820,237

See Notes to Financial Statements. 22 Smith Barney Muni Funds | 2005 Annual Report

Statements of Changes in Net Assets	For the Year Ended March 31, 2005

	2005	2004

OPERATIONS:
Net investment income	$21,817,510	$10,597,259
Net realized gain	2,727	993

Increase in Net Assets From Operations	21,820,237	10,598,252

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 1 AND 4):
Net investment income	(21,817,510)	(10,597,263)
Net realized gain	(2,730)	—

Decrease in Net Assets From
Distributions to Shareholders	(21,820,240)	(10,597,263)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	11,324,527,674	8,720,404,004
Net asset value of shares issued for reinvestment
of distributions	19,889,650	10,444,598
Cost of shares reacquired	(11,115,072,682)	(8,674,429,374)

Increase in Net Assets From Fund Share Transactions	229,344,642	56,419,228

Increase in Net Assets	229,344,639	56,420,217

NET ASSETS:
Beginning of year	2,444,560,502	2,388,140,285

End of year	$2,673,905,141	$2,444,560,502

See Notes to Financial Statements. 23 Smith Barney Muni Funds | 2005 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31:

Class A Shares	2005		2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Income From Operations
Net investment income	0.009		0.004	0.008	0.016	0.030
Net realized gains	0.000	*	—	—	—	—

Total Income From Operations	0.009		0.004	0.008	0.016	0.030

Less Distributions From:
Net investment income	(0.009)		(0.004)	(0.008)	(0.016)	(0.030)
Net realized gains	(0.000	)*	—	—	—	—

Total Distributions	(0.009)		(0.004)	(0.008)	(0.016)	(0.030)

Net Asset Value, End of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(1)	0.87%		0.44%	0.76%	1.66%	3.03%

Net Assets, End of Year (millions)	$2,637		$2,398	$2,388	$2,618	$3,355

Ratios to Average Net Assets:
Expenses(2)	0.58	%(3)	0.58%	0.64%	0.63%	0.63%
Net investment income	0.89		0.44	0.76	1.67	2.97

Class Y Shares	2005		2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Income From Operations
Net investment income	0.010		0.006	0.010	0.018	0.031
Net realized gains	0.000	*	—	—	—	—

Total Income From Operations	0.010		0.006	0.010	0.018	0.031

Less Distributions From:
Net investment income	(0.010)		(0.006)	(0.010)	(0.018)	(0.031)
Net realized gains	(0.000	)*	—	—	—	—

Total Distributions	(0.010)		(0.006)	(0.010)	(0.018)	(0.031)

Net Asset Value, End of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(1)	0.99%		0.62%	1.02%	1.78%	3.12%

Net Assets, End of Year (millions)	$37		$47	$0 **	$0 **	$0 **

Ratios to Average Net Assets:
Expenses(4)	0.46	%(3)	0.45%	0.53%	0.54%	0.54%
Net investment income	1.02		0.54	0.87	1.72	3.06

(1)
Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(2)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80% for Class A shares.
(3)
The investment manager voluntarily waived a portion of its management fee for the year ended March 31, 2005. If such fees were not voluntarily waived, the actual expense ratios would have been 0.59% and 0.47% for Class A and Class Y, respectively.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70% for Class Y shares.
*	Amount represents less than $0.001 per share.
**	Amount represents less than $0.5 million.

See Notes to Financial Statements. 24 Smith Barney Muni Funds | 2005 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The California Money Market Portfolio (“Fund”), a separate investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a)  Investment Valuation.  Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b)  Security Transactions and Investment Income.  Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c)  Distributions to Shareholders.  Distributions on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are taxable to shareholders, and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)  Class Accounting.  Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

25 Smith Barney Muni Funds | 2005 Annual Report

Notes to Financial Statements (continued)

(e)  Fund Concentration.  Because the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(f)  Federal and Other Taxes.  It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(g)  Reclassifications.  GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Undistributed Net Investment Income	Undistributed Realized Gains	Paid-in-Capital

$3	$(993)	$990

These reclassifications are primarily due to distributions paid in connection with the redemptions of Fund shares and book/tax differences in the treatment of various items.

2.     Investment Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund’s average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% on the Fund’s average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

During the year ended March 31, 2005, the Fund’s Class A and Y shares had voluntary expense limitations in place of 0.80% and 0.70%, respectively. These expense limitations can be terminated at anytime by SBFM. During the year ended March 31, 2005, SBFM voluntarily waived a portion of its management fee in the amount of $153,658.

26 Smith Barney Muni Funds | 2005 Annual Report

Notes to Financial Statements (continued)

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2005, the Fund paid transfer agent fees of $350,582 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.     Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A shares calculated at an annual rate of 0.10% of the average daily net assets of that class. For the year ended March 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were $2,392,273.

For the year ended March 31, 2005, total Transfer Agency Service expenses were as follows:

	Class A	Class Y

Transfer Agency Service Expenses	$ 445,904	$ 105

For the year ended March 31, 2005, total Shareholder Communication expenses were as follows:

	Class A	Class Y

Shareholder Communication Expenses	$ 49,828	$ 882

4. Distributions Paid to Shareholders by Class

	Year Ended March 31, 2005	Year Ended March 31, 2004

Class A
Net investment income	$21,275,793	$10,514,312
Net realized gains	2,642	—

Total	$21,278,435	$10,514,312

Class Y
Net investment income	$541,717	$82,951
Net realized gains	88	—

Total	$541,805	$82,951

27 Smith Barney Muni Funds | 2005 Annual Report

Notes to Financial Statements (continued)

5.     Shares of Beneficial Interest

At March 31, 2005, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended March 31, 2005	Year Ended March 31, 2004

Class A
Shares sold	11,138,409,174	8,640,554,636
Shares issued on reinvestment	19,364,829	10,381,572
Shares reacquired	(10,918,773,385)	(8,641,366,497)

Net Increase	239,000,618	9,569,711

Class Y
Shares sold	186,118,500	79,849,368
Shares issued on reinvestment	524,821	63,026
Shares reacquired	(196,299,297)	(33,062,877)

Net Increase (Decrease)	(9,655,976)	46,849,517

6. Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Declaration Date	Record Date	Payable Date	Class A	Class Y
Daily	Daily	April 8, 2005	$0.001133869	$0.001229829
Daily	Daily	May 13, 2005	$0.001939106	$0.002063355

The tax character of distributions paid by the fund during the fiscal years ended March 31, were as follows:

	2005	2004

Distributions paid from:
Tax Exempt Income	$21,817,513	$10,597,263

Net Realized Gain	2,727	—

Total Distributions Paid	$21,820,240	$10,597,263

As of March 31, 2005, there were no significant differences between the book and tax components of net assets.
28 Smith Barney Muni Funds | 2005 Annual Report

Notes to Financial Statements (continued)

7.     Additional Information

Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) have submitted an Offer of Settlement of an administrative proceeding to the U.S. Securities and Exchange Commission (“SEC”) in connection with an investigation into the 1999 appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”). SBFM and CGMI understand that the SEC has accepted the Offer of Settlement, but has not yet issued the administrative order.

The SEC order will find that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order will find that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”) had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also will find that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement will not establish wrongdoing or liability for purposes of any other proceeding.

The SEC will censure SBFM and CGMI and order them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order will require Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and

29 Smith Barney Muni Funds | 2005 Annual Report

Notes to Financial Statements (continued)

submitted within 90 days of the entry of the order for approval by the SEC. The distribution plan may also include a portion of certain escrowed transfer agency fees, in accordance with the terms of the order.

The order will require SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also will be required to comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8.     Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief

30 Smith Barney Muni Funds | 2005 Annual Report

Notes to Financial Statements (continued)

and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

31 Smith Barney Muni Funds | 2005 Annual Report

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Smith Barney Muni Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Money Market Portfolio (“Fund”) of Smith Barney Muni Funds as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Money Market Portfolio of Smith Barney Muni Funds as of March 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York May 27, 2005
32 Smith Barney Muni Funds | 2005 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the California Money Market Portfolio (“Fund”) are managed under the direction of the Smith Barney Muni Funds’ (“Trust”) Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Citicorp Trust Bank, fsb. at 1-800-451-2010 or (PFPC at 1-800-451-2010).

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Lee Abraham 13732 LeHavre Drive Frenchman’s Creek Palm Beach Gardens, FL 33410 Birth Year: 1927	Trustee	Since 1999	Retired; Former Director of Signet Group, PLC	27	None

Jane F. Dasher Korsant Partners 283 Greenwich Avenue 3rd Floor Greenwich, CT 06830 Birth Year: 1949	Trustee	Since 1999	Controller of PBK Holdings Inc., a family investment company	27	None

Donald R. Foley 3668 Freshwater Drive Jupiter, FL 33477 Birth Year: 1922	Trustee	Since 1985	Retired	18	None

Richard E. Hanson, Jr. 2751 Vermont Route 140 Poultney, VT 05764 Birth Year: 1941	Trustee	Since 1999	Retired; Former Head of the New Atlanta Jewish Community High School	27	None

Paul Hardin 12083 Morehead Chapel Hill, NC 27514-8426 Birth Year: 1931	Trustee	Since 1994	Professor of Law & Chancellor Emeritus at the University of North Carolina	34	None

Roderick C. Rasmussen 9 Cadence Court Morristown, NJ 07960 Birth Year: 1926	Trustee	Since 1989	Investment Counselor	27	None

John P. Toolan 13 Chadwell Place Morristown, NJ 07960 Birth Year: 1930	Trustee	Since 1989	Retired	27	John Hancock Funds
33 Smith Barney Muni Funds | 2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:
R. Jay Gerken, CFA** Citigroup Asset Management (“CAM”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	219	None

Officers:
Andrew B. Shoup CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior
Vice President and
Chief Administrative
Officer of mutual funds
associated with
Citigroup; Head of
International Funds
Administration of CAM
(from 2001 to 2003);
Director of Global Funds
Administration of CAM
(from 2000 to 2001);
Head of U.S. Citibank
Funds Administration
of CAM (from 1998 to
			2000)	N/A	N/A
34 Smith Barney Muni Funds | 2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Robert J. Brault CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of CGM; Chief
Financial Officer and
Treasurer of certain
mutual funds associated
with Citigroup; Director
of Internal Control for
CAM U.S. Mutual Fund
Administration (from
2002 to 2004); Director
of Project Management
& Information Systems
for CAM U.S. Mutual
Fund Administration
(from 2000 to 2002);
Vice President, of
Mutual Fund
Administration at
Investors Capital
Services (from 1999
			to 2000)	N/A	N/A

Julie P. Callahan, CFA CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1972	Vice President and Investment Officer	Since 2002	Director of CGM	N/A	N/A

Joseph P. Deane CAM 399 Park Avenue 4th Floor New York, NY 10002 Birth Year: 1947	Vice President and Investment Officer	Since 1987	Managing Director of CGM	N/A	N/A
35 Smith Barney Muni Funds | 2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Andrew Beagley CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti- Money Laundering Compliance Officer	Since 2002	Director of CGM (since
2000); Director of
Compliance, North
America, CAM (since
2000); Chief Anti-
Money Laundering
Compliance Officer and Chief Compliance
Officer of certain mutual
funds associated with
Citigroup; Director of
Compliance, Europe,
the Middle East and
Africa, CAM (from
1999 to 2000); Chief
Compliance Officer,
			SBFM, CFM, TIA	N/A	N/A
	Chief Compliance Officer	Since 2004

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, asamended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
36 Smith Barney Muni Funds | 2005 Annual Report

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended March 31, 2005, qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund paid a long-term capital gain distribution of $0.000001041 to shareholders of record on December 28, 2004.

Please retain this information for your records.

37 Smith Barney Muni Funds | 2005 Annual Report

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SMITH BARNEY MUNI FUNDS

	TRUSTEES	INVESTMENT
	Lee Abraham Jane F. Dasher R. Jay Gerken, CFA	MANAGER Smith Barney Fund Management LLC
Chairman
	Richard E. Hanson, Jr.	DISTRIBUTORS
	Paul Hardin	Citigroup Global Markets Inc.
Roderick C. Rasmussen
	John P. Toolan	CUSTODIAN
State Street Bank and
	OFFICERS	Trust Company
R. Jay Gerken, CFA
	President and Chief	TRANSFER AGENT
	Executive Officer	Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
	Andrew B. Shoup	New York, New York 10004
Senior Vice President and
	Chief Administrative Officer	SUB-TRANSFER AGENT
PFPC Inc.
	Robert J. Brault	P.O. Box 9699
	Chief Financial Officer	Providence, Rhode Island
	and Treasurer	02940-9699

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Muni Funds

California Money Market
Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds — California Money Market Portfolio.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

FD2309 5/05	05-8542

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jane Dasher, Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Dasher as the Audit Committee’s financial expert. Ms. Dasher is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees for the Smith Barney Muni Funds were $170,500 and $170,500 for the years ended 3/31/05 and 3/31/04.

(b)	Audit-Related Fees for the Smith Barney Muni Funds were $0 and $0 for the years ended 3/31/05 and 3/31/04.

(c)	Tax Fees for Smith Barney Muni Funds were $38,600 and $18,500 for the years ended 3/31/05 and 3/31/04. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Muni Funds.

(d)	All Other Fees for Smith Barney Muni Funds were $0 and $0 for the years ended 3/31/05 and 3/31/04.

(e)	(1) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent registered public accounting firm to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the independent registered public accounting firm. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent registered public accounting firm, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Muni Funds, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04; Tax Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04; and Other Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04.

(f)	N/A

(g)	Non-audit fees billed by the Accountant for services rendered to Smith Barney Muni Funds and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Muni Funds. Fees billed to and paid by Citigroup Global Markets Inc. related to transfer agent matter as fully described in the notes to the financial statements titled “Additional Information” were $75,000 and $0 for the years ended 3/31/05 and 3/31/04.

(h)	Yes. The Smith Barney Muni Funds’ Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Accountant to the Smith Barney Muni Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the

“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Muni Funds

Date:	June 9, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Muni Funds

Date:	June 9, 2005

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Smith Barney Muni Funds

Date:	June 9, 2005